Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 5,283	$ 5,728	$ 6,228	$ 7,817
Debt securities [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 1